AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 32.7%
Financials - 9.9%
Air Lease Corp. Series C (4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$1,000,000	$781,000
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	1,000,000	822,500
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[4]	1,000,000	902,534
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,285,000	1,176,437
BOC Aviation USA Corp. 1.625%, 04/29/24[4]	500,000	477,757
Capital One Financial Corp. (2.636% to 03/03/25 then SOFR + 1.290%), 2.636%, 03/03/26[1,3]	1,000,000	946,982
Citigroup, Inc. (5.610% to 09/29/25 then SOFR + 1.546%), 5.610%, 09/29/26[1,3]	1,000,000	1,016,055
The Goldman Sachs Group, Inc. (1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	1,500,000	1,342,695
HSBC Holdings PLC (United Kingdom) (2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	500,000	424,121
Intact Financial Corp. (Canada) 5.459%, 09/22/32[4]	2,000,000	2,042,428
Morgan Stanley (2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/36[1,3]	1,500,000	1,162,747
The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[1,3]	2,000,000	2,122,500

Total Financials		13,217,756
Industrials - 16.7%
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.750%, 04/20/29[4]	475,000	459,431
Burlington Northern Santa Fe LLC 4.450%, 01/15/53	500,000	476,726
Canadian Natural Resources, Ltd. (Canada) 3.850%, 06/01/27	1,000,000	965,735
Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53	1,000,000	839,786
	Principal Amount	Value

Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	$1,000,000	$1,007,532
Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	1,000,000	897,740
Delta Air Lines, Inc. 7.000%, 05/01/25[4]	2,000,000	2,058,231
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[4]	1,410,000	1,373,779
Digicel Group Holdings, Ltd. (Bermuda) 8.000%, 04/01/25[4,5]	7,003	1,716
Ford Credit Canada Co. (Canada) 7.000%, 02/10/26[6]	2,000,000	1,521,927
GE HealthCare Technologies, Inc. 6.377%, 11/22/52[4]	500,000	577,555
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.125%, 02/01/28[4]	1,000,000	978,223
MEG Energy Corp. (Canada) 7.125%, 02/01/27[4]	70,000	71,799
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[4]	1,912,500	1,932,218
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 03/02/23[1,2,7]	600,000	1,500
8.875%, 03/03/23[1,2,4,7]	400,000	1,000

Organon & Co/Organon Foreign Debt Co. Issuer, B.V. 4.125%, 04/30/28[4]	500,000	452,225
Paramount Global 4.950%, 01/15/31	1,500,000	1,383,288
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[4]	1,000,000	959,941
Pilgrim's Pride Corp. 3.500%, 03/01/32[4]	750,000	611,175
Qatar Petroleum (Qatar) 1.375%, 09/12/26[4]	500,000	449,405
Smithfield Foods, Inc. 4.250%, 02/01/27[4]	1,500,000	1,404,638
TTX Co. 3.600%, 01/15/25[4]	1,000,000	968,506
Verizon Communications, Inc. 4.400%, 11/01/34	2,000,000	1,923,075
Vodafone Group PLC (United Kingdom) (7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	500,000	514,955
Warnermedia Holdings, Inc. 3.755%, 03/15/27[4]	500,000	468,608

Total Industrials		22,300,714

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 6.1%
Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	$800,000	$836,675
Duke Energy Progress LLC 4.150%, 12/01/44	1,390,000	1,235,446
The East Ohio Gas Co. 3.000%, 06/15/50[4]	1,700,000	1,158,923
Florida Power & Light Co. 2.875%, 12/04/51	1,500,000	1,090,709
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,157,525
Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,158,051
Vistra Operations Co. LLC 4.875%, 05/13/24[4]	1,500,000	1,480,410

Total Utilities		8,117,739

Total Corporate Bonds and Notes (Cost $49,951,496)		43,636,209
Mortgage-Backed Securities - 7.4%
BANK Series 2017-BNK5, 4.191%, 06/15/60[3]	300,000	261,133
BX Trust Series 2019-OC11, Class E 3.944%, 12/09/41[3,4]	709,000	571,029
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.747%, 02/10/49[3]	763,000	692,195
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	492,818
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.565%, 10/10/48[3]	585,000	533,152
Series 2016-CR28, Class C 4.605%, 02/10/49[3]	726,000	665,057
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	448,336
Series 2018-C14, Class C 4.916%, 11/15/51[3]	880,000	753,355

DBJPM Series 2016-C1, Class C 3.322%, 05/10/49[3]	534,000	450,552
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[4]	862,000	730,094
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.484%, 09/15/47[3]	330,825	308,505
Series 2014-C25, Class C 4.435%, 11/15/47[3]	450,000	360,835
	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class C 4.620%, 12/15/48[3]	$670,000	$605,239

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.723%, 05/13/53[3]	496,000	377,067
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.694%, 02/15/51[3]	917,000	802,563
Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	604,001
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	459,279
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	302,954
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	535,084

Total Mortgage-Backed Securities (Cost $11,376,608)		9,953,248
Municipal Bonds - 0.5%
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	330,000	439,441
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	245,000	246,222

Total Municipal Bonds (Cost $720,190)		685,663
U.S. Government and Agency Obligations - 52.2%
Fannie Mae - 12.8%
FNMA,
2.140%, 10/01/29	7,000,000	6,229,955
2.260%, 01/01/30	3,200,000	2,840,030
3.000%, 03/01/45	653,552	609,223
3.500%, 12/01/31 to 01/01/32	233,284	231,518
4.000%, 09/01/31 to 06/01/42	89,549	87,021
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	427,593	380,045
Series 2011-121, Class JP 4.500%, 12/25/41	49,708	50,224
Series 2012-105, Class Z 3.500%, 10/25/42	1,434,965	1,361,312
Series 2012-127, Class PA 2.750%, 11/25/42	589,373	552,385
Series 2012-20, Class ZT 3.500%, 03/25/42	2,537,482	2,401,332
Series 2012-31, Class Z 4.000%, 04/25/42	802,146	776,683
Series 2015-9, Class HA 3.000%, 01/25/45	1,660,126	1,567,179

Total Fannie Mae		17,086,907

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 10.3%
FHLMC, 3.000%, 04/01/47	$883,163	$824,578
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,879,668	1,751,889
3.500%, 10/01/42	214,923	200,811
4.000%, 10/01/41	17,854	17,162
5.000%, 07/01/35	7,587	7,805
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	80,406	81,277
Series 3626, Class AZ 5.500%, 08/15/36	50,923	52,712
Series 3792, Class SE (9.860 minus 2 times 1 month LIBOR, Floor 0.000%), 0.942%, 01/15/41[3]	18,652	14,674
Series 3872, Class BA 4.000%, 06/15/41	12,909	12,331
Series 3894, Class ZA 4.500%, 07/15/41	23,632	23,816
Series 3957, Class HZ 4.000%, 11/15/41	328,158	321,371
Series 4016, Class KZ 4.000%, 03/15/42	2,573,387	2,516,197
Series 4316, Class BZ 3.000%, 03/15/44	3,909,000	3,543,108
Series 4750, Class PA 3.000%, 07/15/46	622,315	594,033
Series 4934, Class P 2.500%, 11/15/40	4,123,544	3,771,614

Total Freddie Mac		13,733,378
Ginnie Mae - 0.2%
GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 3.343%, 03/20/34[3]	8,457	8,191
Series 2009-32, Class ZE 4.500%, 05/16/39	93,726	93,259
Series 2009-35, Class DZ 4.500%, 05/20/39	100,956	100,403
Series 2009-75, Class GZ 4.500%, 09/20/39	98,909	98,426

Total Ginnie Mae		300,279
U.S. Treasury Obligations - 28.9%
U.S. Treasury Notes,
1.875%, 02/15/32	8,177,400	7,175,349
2.750%, 02/15/28 to 05/31/29	8,840,000	8,448,841
3.875%, 11/30/27	1,760,000	1,780,075
	Principal Amount	Value

U.S. Treasury Notes,
4.125%, 11/15/32	$3,505,000	$3,687,370
4.250%, 10/31/27	640,000	653,250
4.375%, 10/31/24 to 11/15/25	2,525,000	2,535,796
U.S. Treasury Bonds,
1.875%, 02/15/41 to 11/15/51	10,815,000	7,973,086
2.250%, 02/15/52	1,345,000	1,010,536
2.375%, 02/15/42	890,000	719,996
2.875%, 05/15/52	1,045,000	900,496
3.000%, 08/15/52	4,228,000	3,741,119

Total U.S. Treasury Obligations		38,625,914

Total U.S. Government and Agency Obligations (Cost $74,018,571)		69,746,478
Floating Rate Senior Loan Interests - 4.0%
Industrials - 4.0%
Clean Harbors, Inc. Incremental Term Loan, (1 month LIBOR + 2.000%), 6.570%, 10/08/28[3]	2,475,000	2,473,067
Mileage Plus Holdings LLC, Initial Term Loan, (3 month LIBOR + 5.250%), 10.000%, 06/21/27[3]	2,700,000	2,813,908

Total Floating Rate Senior Loan Interests (Cost $5,306,869)		5,286,975

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight Energy, LLC[8]	202	3,627
Tapstone Energy, LLC[8]	1,579	3,584

Total Energy (Cost $165,688)		7,211
Short-Term Investments - 2.6%

Commercial Paper - 2.6%
Enbridge Pipe, 4.775%, 02/09/23[9]	2,815,000	2,812,024
Enbridge Pipe, 4.844%, 02/23/23[9]	635,000	633,127
PSP Capital, 4.542%, 03/15/23[9]	30,000	29,844

Total Commercial Paper		3,474,995

Total Short-Term Investments (Cost $3,474,995)		3,474,995
Total Investments - 99.4% (Cost $145,014,417)		$132,790,779
Other Assets, less Liabilities - 0.6%		804,590
Net Assets - 100.0%		$133,595,369

#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $20,131,625 or 15.1% of net assets.
[5]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[6]	Principal amount stated in Canadian Dollars (CAD).
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Security's value was determined by using significant unobservable inputs.
[9]	Represents yield to maturity at January 31, 2023.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
Open Forward Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized (Depreciation)
U.S. Dollar	1,423,881	Canadian Dollar	1,908,000	02/28/23	CIBC World Markets Corp.	$(10,382)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$43,636,209	—	$43,636,209
Mortgage-Backed Securities	—	9,953,248	—	9,953,248
Municipal Bonds†	—	685,663	—	685,663
U.S. Government and Agency Obligations†	—	69,746,478	—	69,746,478
Floating Rate Senior Loan Interests†	—	5,286,975	—	5,286,975
Common Stocks
Energy	—	—	$7,211	7,211
Short-Term Investments
Commercial Paper	—	3,474,995	—	3,474,995
Total Investments in Securities	—	$132,783,568	$7,211	$132,790,779
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	$(10,382)	—	$(10,382)
Total Financial Derivative Instruments	—	$(10,382)	—	$(10,382)

†	All corporate bonds and notes, municipal bonds, U.S. government agency obligations and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government agency obligations and floating rate senior loan interests by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2023:
Common Stock
Balance as of October 31, 2022	$7,211
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2023	$7,211

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2023	—
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2023	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$7,211	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.